Deferred Policy Acquisition Costs and Value of Business Acquired - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred Policy Acquisition Costs Disclosures [Abstract]
Amortization of DAC related to unlocks	$ 258	$ 190	$ (1)